Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income (loss)	$ 790.6	$ 611.2	$ 102.8
Adjustments to reconcile net income (loss) to net cash proviced by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(439.2)	(642.7)	(692.2)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	495.5	784.9	401.0
Net accretion/amortization of discount/premium	54.9	70.8	133.4
Future policy benefits, claims reserves and interest credited	493.2	949.2	2,946.0
Deferred income tax (benefit) expense	(110.8)	(44.5)	236.6
Net realized capital losses	2,534.8	1,280.8	1,531.4
Depreciation and amortization	85.4	90.5	96.0
Employee retirement (benefit) cost	(384.8)	190.3	204.5
Employer retirement contributions	(57.4)	(105.9)	(178.0)
Share-based compensation	80.0	52.4	60.5
Gains on consolidated investment entities	(214.5)	(265.4)	(315.3)
(Gains) losses on limited partnerships/corporations	(91.0)	138.3	42.6
Change in:
Accrued investment income	(33.6)	18.2	(35.9)
Reinsurance recoverable	467.8	344.1	35.0
Other receivables and assets accruals	24.8	125.4	12.1
Other payables and accruals	(91.2)	78.3	(293.2)
Funds held under reinsurance agreements	(55.1)	(71.0)	47.1
(Increase) decrease in cash held by consolidated investment entities	(269.9)	(303.8)	57.7
Other, net	(16.1)	(19.0)	(35.1)
Net cash provided by operating activities	3,263.4	3,282.1	4,357.0
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	16,681.3	17,015.2	17,312.4
Equity securities, available-for-sale	51.6	66.8	206.9
Mortgage loans on real estate	1,580.0	1,991.8	1,542.5
Loan - Dutch State obligation	0	1,781.9	505.6
Limited partnerships/corporations	466.1	895.9	121.3
Acquisition of:
Fixed maturities	(19,014.8)	(17,292.3)	(18,598.9)
Equity securities, available-for-sale	(47.6)	(41.8)	(52.7)
Mortgage loans on real estate	(2,206.0)	(1,969.0)	(2,057.9)
Limited partnerships/corporations	(97.0)	(178.9)	(156.4)
Short-term investments, net	4,943.1	(2,397.4)	(763.2)
Policy loans, net	53.3	63.6	127.9
Derivatives, net	(2,623.7)	(1,395.8)	(1,216.7)
Other investments, net	53.0	43.4	(8.4)
Sales from consolidated investment entities	3,203.0	1,781.7	2,422.8
Purchase of consolidated investment entities	(4,257.9)	(2,851.6)	(3,044.6)
Collateral received (delivered), net	(629.3)	139.9	756.7
Purchases of fixed assets, net	(40.7)	(29.3)	(32.9)
Other, net	0	0	(16.1)
Net cash used in investing activities	(1,885.6)	(2,375.9)	(2,951.7)
Cash Flows from Financing Activities:
Deposits received for investment contracts	12,893.9	16,118.8	16,571.1
Maturities and withdrawals from investment contracts	(14,301.0)	(19,033.4)	(16,746.6)
Proceeds from issuance of debt with maturities of more than three months	2,146.8	3,049.6	606.5
Repayment of debt with maturities of more than three months	(2,697.4)	(902.5)	(573.8)
Short-term debt	(171.6)	(309.1)	(1,905.0)
Debt issuance costs	(26.5)	(38.8)	0
Borrowings of consolidated investment entities	196.5	152.6	138.9
Repayments of borrowings of consolidated investment entities	(128.2)	(56.6)	(121.4)
Contributions from (distributions to) participants in consolidated investment entities	1,197.3	1,262.0	647.7
Proceeds from issuance of common stock	571.6	0	0
Dividends paid	(5.2)	0	0
Net cash (used in) provided by financing activities	(323.8)	242.6	(1,382.6)
Net increase in cash and cash equivalents	1,054.0	1,148.8	22.7
Cash and cash equivalents, beginning of year	1,786.8	638.0	615.3
Cash and cash equivalents, end of year	2,840.8	1,786.8	638.0
Supplemental cash flow information:
Income taxes paid, net	44.6	3.5	17.6
Interest paid	147.4	114.9	191.4
Noncash Investing and Financing Items [Abstract]
Debt extinguishment	0	0	3,979.7
Capital contribution	$ 0	$ 0	$ 3,979.7